---------------------------------------------------------

DIRECTORS                                               OFFICERS
Barton M. Biggs                                         Stefanie V. Chang
CHAIRMAN OF THE BOARD                                   VICE PRESIDENT
Chairman and Director, Morgan Stanley Asset Management
Inc. and Morgan Stanley Asset Management Limited;       Harold J. Schaaff, Jr.
Managing Director, Morgan Stanley & Co. Incorporated    VICE PRESIDENT
Michael F. Klein
DIRECTOR AND PRESIDENT                                  Joseph P. Stadler
Principal, Morgan Stanley Asset Management Inc. and     VICE PRESIDENT
Morgan Stanley & Co. Incorporated
John D. Barrett II                                      Valerie Y. Lewis
Chairman and Director,                                  SECRETARY
Barrett Associates, Inc.
Gerard E. Jones                                         Karl O. Hartmann
Partner, Richards & O'Neil LLP                          ASSISTANT SECRETARY
Andrew McNally IV
River Road Partners                                     Joanna M. Haigney
Samuel T. Reeves                                        TREASURER
Chairman of the Board and Chief Executive Officer,
Pinacle L.L.C.                                          Rene J. Feuerman
Fergus Reid                                             ASSISTANT TREASURER
Chairman and Chief Executive Officer, LumeLite
Plastics Corporation
Frederick O. Robertshaw
Of Counsel, Copple, Chamberlin &
Boehm, P.C.

---------------------------------------------------------
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
---------------------------------------------------------
DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas
New York, New York 10020
---------------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
---------------------------------------------------------
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
---------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

---------------------------------------------------------
For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                           EMERGING MARKETS PORTFOLIO
                              FIRST QUARTER REPORT
                                 MARCH 31, 1998

LETTER TO SHAREHOLDERS
-------

The investment objective of the Emerging Markets Portfolio is to provide long-term capital appreciation by investing in equity securities of emerging country issuers.

For the three months ended March 31, 1998, the Portfolio had a total return of 8.17% for the Class A shares and 8.09% for the Class B shares, compared to a total return of 7.32% for the IFC Global Total Return Composite Index (the "Index"). For the one year ended March 31,

PERFORMANCE COMPARED TO THE IFC GLOBAL TOTAL RETURN COMPOSITE INDEX(1)
----------------------------------------------------

                                            TOTAL RETURNS(2)
                             ----------------------------------------------
                                                                  AVERAGE
                                                     AVERAGE      ANNUAL
                                           ONE       ANNUAL        SINCE
                                YTD       YEAR     FIVE YEARS    INCEPTION
                             ---------  ---------  -----------  -----------
PORTFOLIO--CLASS A.........       8.17%     -2.82%       9.90%       11.23%
PORTFOLIO--CLASS B.........       8.09      -3.11         N/A         7.84
INDEX--CLASS A.............       7.32     -16.32        6.37         7.95
INDEX--CLASS B.............       7.32     -16.32         N/A        -0.61

1. The IFC Global Total Return Composite Index is an unmanaged index of common stocks and includes developing countries in Latin America, East and South Asia, Europe, the Middle East and Africa (includes dividends).
2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------

THE COUNTRY SPECIFIC PERFORMANCE RESULTS PROVIDED IN THIS OVERVIEW ARE AS MEASURED BY THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMERGING MARKETS COUNTRY OR REGIONAL INDICES, ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

1998, the Portfolio had a total return of -2.82% for the Class A shares and -3.11% for the Class B shares, compared to -16.32% for the Index. For the five-year period ended March 31, 1998, the average annual total return of Class A was 9.90% compared to 6.37% for the Index. From inception on September 25, 1992 to March 31, 1998, the average annual total return for Class A was 11.23% as compared to 7.95% for the Index. From inception on January 2, 1996 to March 31, 1998, the average annual total return of Class B was 7.84% as compared to -0.61% for the Index.

The Portfolio gained 8.17% versus a return of 6.2% for the MSCI Emerging Markets Free index during the first quarter. The largest contributors to the Portfolio's outperformance relative to its benchmark were our overweights in Korea and Thailand, which surged 59.1% and 43.4% respectively.

Latin America remained relatively flat during the first quarter, gaining only 0.2%. Brazil was the star performer returning 7.7% during the quarter, followed by Argentina, which gained 1.4%, and Chile which appreciated 0.6%. The Latin laggards were Colombia, which fell 22.7%, Venezuela (-9.3%), Mexico (-6.4%), and Peru (-5.5%). During the quarter we trimmed our Mexican position and used the proceeds to increase our Brazilian exposure. Within Brazil, we are focusing on the banking and telecom stocks. Brazilian banks are attractive given their cheap valuations and a declining interest rate environment. Regarding the telecom sector, attractive valuations coupled with strong growth expectations and steady progress on the privatization front are expected to drive returns. We are underweight Mexico as a result of a worsening trade deficit and the potential for higher than expected inflation and interest rate numbers. Within Mexico, we continue to focus on the consumer sector taking advantage of the recovery which began approximately ten months ago.

The Asian markets rallied, gaining 16.2% during the quarter led by Korea (+59.1%), Thailand (+43.4%), the Philippines (+34.9%), and Malaysia (+29.8%).
Indonesia
continues to lag the region, declining 11.2%. We have been trimming our Indonesian positions as we are not convinced that President Suharto will implement the strict measures necessary to create positive momentum in that market. Suharto's decision not to follow International Monetary Fund (IMF) guidelines led to a delay of a $3 billion payment from the IMF. Conversely, Korea and Thailand continue to take steps to improve financial conditions and investor sentiment. For example, the Korean and Thai governments have recognized the need for foreign participation and have removed or sharply reduced most foreign ownership restrictions. Consequently, we remain overweight both Korea and Thailand.

The Sub-continent experienced mixed results with India gaining 6.3% and Pakistan falling 12.3%. India's gain was fueled by a dramatic drop in overnight interest rates as well as the Bharatiya Janata Party (BJP) coalition government winning the early-March national elections. Pakistan's market was driven by political turmoil as four government ministers resigned and their political party withdrew support from Prime Minister Sharif's coalition government. We remain overweight both markets given their attractive valuations including 10 - 15% earnings growth potential.

Europe, Middle-East and Africa posted mixed results. Poland and South Africa were the star performers gaining 18.7% and 16.9% respectively. We are overweight Poland given its macroeconomic strength (eg. three consecutive years of annual real GDP growth in excess of 6%). We increased our South African weighting during the quarter as a result of declining interest rates and increased liquidity. Russia and Turkey, in which we have overweight positions, fared poorly this quarter, due to political instability. The Russian equity market fell 13.2% as a result of the dismissal of the entire Cabinet on March 23 by President Boris Yeltsin. Additional pressure was placed on the Russian market as declines in oil prices threatened the earnings of oil companies.

The Turkish market fell 21.7% as a result of political concerns and rising tension along the Iraqi border. Fortunately, an agreement was reached between the United Nations and Iraq on weapons inspections. Political concerns took center stage in January when the Constitutional Court ruled that the pro-Islamic party (the controversial Welfare Party) violated portions of the country's secularist constitution. As a result, there is a possibility that the coalition government would be forced to call early elections. Dissolution of the current government would decrease the likelihood of the continuation of the current anti-inflationary program. We attached a low probability to the idea of early elections and are optimistic that the government's anti-inflation program will be successful, thereby resulting in lower yields, which should make equities more attractive.

Madhav Dhar
PORTFOLIO MANAGER

Robert L. Meyer
PORTFOLIO MANAGER

April 1998

INVESTMENTS (UNAUDITED)
----------
MARCH 31, 1998

                                                          VALUE
         SHARES                                           (000)
---------------                                         ----------
COMMON STOCKS (91.4%)
  ARGENTINA (2.7%)
              6    Acindar, Class B                     $       --
        119,870    Nortel ADR                                3,461
        252,721    Telecom Argentina ADR                     9,051
        884,750    Telefonica de Argentina ADR              33,676
                                                        ----------
                                                            46,188
                                                        ----------
  BRAZIL (17.8%)
  1,115,984,653    Banco Bradesco (Preferred)               11,533
    295,998,880    Banco Nacional (Preferred)                   13
     24,442,030    Brahma (Preferred)                       18,939
        268,425    Brahma (Preferred) ADR                    4,161
    398,494,993    CEMIG (Preferred)                        19,346
        110,376    CEMIG (Preferred) ADR                     5,368
         84,361    CEMIG (Preferred) (144A) ADR              4,106
     12,714,900    Coteminas                                 3,299
         98,865    Coteminas (144A) ADR                      1,281
     39,641,400    CRT (Preferred), Class A                 49,857
        185,219    CVRD (Preferred) ADR                      4,466
         93,941    CVRD (Preferred)                          2,239
     11,559,000    Encorpar (Preferred)                         45
     10,699,800    Itaubanco (Preferred)                     6,870
      1,277,207    Light-Servicos de Electricidade             489
      4,012,000    Lightpar                                  1,041
    119,019,000    Lojas Arapua (Preferred)                    398
        120,830    Lojas Arapua (Preferred) (144A)
                    GDR                                        414
     52,673,000    Lojas Renner (Preferred)                  1,992
     39,236,000    Pao de Acucar (Preferred)                   904
        151,964    Pao de Acucar (Preferred) ADR             3,495
         98,915    Petrobras (Preferred) (144A) ADR          2,314
     56,777,333    Petrobras (Preferred)                    13,533
     64,807,000    Telebras                                  6,725
    302,356,000    Telebras (Preferred)                     39,809
        682,058    Telebras (Preferred) ADR                 88,540
              1    TELESP                                       --
        478,299    TELESP (Preferred)                          155
        417,315    Unibanco GDR (Preferred)                 15,128
                                                        ----------
                                                           306,460
                                                        ----------
  CHILE (0.8%)
        147,900    CCU ADR                                   4,474
        110,760    Endesa ADR                                2,132

                                                          VALUE
         SHARES                                           (000)
---------------                                         ----------
        209,125    Enersis ADR                          $    6,601
         67,786    Santa Isabel ADR                          1,233
                                                        ----------
                                                            14,440
                                                        ----------
  CHINA (0.9%)
        231,575    Huaneng Power International, Inc.
                    ADR                                      5,442
      2,029,000    Qingling Motors Co., Class H                943
        344,650    Yanzhou Coal Mining Co. ADR               5,514
      8,647,000    Zhejiang Expressway Co., Class H          2,187
      3,331,000    Zhenhai Refining & Chemical Co.,
                    Class H                                  1,042
                                                        ----------
                                                            15,128
                                                        ----------
  COLOMBIA (0.0%)
        989,763    Banco de Colombia                           256
                                                        ----------
  EGYPT (1.8%)
         66,200    Al-Ahram Beverages Co., GDR               2,003
         89,993    Ameriyah Cement Co.                       1,849
        185,840    Commercial International Bank             3,488
        137,200    Commercial International Bank GDR
                    (Registered)                             2,552
        145,055    Eastern Tobacco                           3,321
         49,350    Egyptian Finance & Industrial             2,719
         78,000    Helwan Cement                             1,644
         50,603    Industrial & Engineering                    921
         80,460    Madinet Nasr Housing & Development        5,018
         21,655    North Cairo Flour Mills Co.                 515
          2,500    Paints & Chemical Industry                   85
        331,200    Paints & Chemical Industry GDR            3,701
        125,765    Torah Portland Cement                     2,731
                                                        ----------
                                                            30,547
                                                        ----------
  HONG KONG (1.8%)
        677,000    Cheung Kong Holdings Ltd.                 4,805
      1,228,000    China Resources Enterprise Ltd.           2,488
      1,701,000    CLP Holdings, Ltd.                        8,562
        202,600    HSBC Holdings plc                         6,197
      3,573,000    Ng Fung Hong Ltd.                         3,481
        321,000    Shanghai Industrial Holdings Ltd.         1,313

                                                          VALUE
         SHARES                                           (000)
---------------                                         ----------
  HONG KONG (CONTINUED)
        654,000    Sun Hung Kai Properties Ltd.         $    4,452
                                                        ----------
                                                            31,298
                                                        ----------
  HUNGARY (1.4%)
          7,700    Gedeon Richter Rt.                          810
         28,300    Gedeon Richter Rt. GDR
                    (Registered)                             2,957
        257,800    MOL Magyar Olaj-es Gazipari GDR           7,907
        330,484    MOL Magyar Olaj-es Gazipari Rt.
                    GDR (Registered)                        10,129
         49,300    OTP Bank Rt.                              2,507
                                                        ----------
                                                            24,310
                                                        ----------
  INDIA (7.9%)
          6,575    Apollo Tyres Ltd.                            14
            598    Associated Cement Cos., Ltd.                 22
        336,400    Bajaj Auto Ltd.                           5,060
      4,386,700    Bharat Heavy Electricals Ltd.            39,642
        131,650    Bharat Pipes & Fittings Ltd.,
                    Class B                                      2
            131    Ceat Ltd.                                    --
         15,990    Century Textiles and Industries
                    Ltd.                                        28
      1,218,400    Container Corp of India Ltd.             12,953
        255,300    Esab India Ltd.                             753
          1,900    Federal Bank Ltd. (New)                       4
        605,277    Hero Honda Motors Ltd., Class B          13,387
        200,000    Hoechst Marion Roussel Ltd.               1,958
        146,916    Housing Development Finance Corp.        11,822
         59,450    ICI India Ltd.                              301
       @ 55,194    India Magnum Fund Ltd., (The)
                    Class A                                  2,015
       @ 78,000    India Magnum Fund Ltd., (The)
                    Class A                                  2,847
            400    Indian Petrochemicals Corp., Ltd.             1
            200    Indo Rama Synthetics Ltd. (New)              --
          1,300    Industrial Credit & Investment
                    Corp. of India Ltd.                          1
        182,500    Infosys Technology Ltd.                   8,444
            150    ITC Bhadrachalam Paperboards Ltd.            --
        729,867    ITC Ltd.                                 13,191
        296,862    JK Synthetics Ltd.                           20
        156,550    Kirloskar Cummins Ltd.                    1,724
        145,800    Lakshmi Precision Screws                     33
                                                          VALUE
         SHARES                                           (000)
---------------                                         ----------
   @ 42,697,100    Morgan Stanley Growth Fund           $    6,485
        136,581    MRF Ltd., Class B                         6,949
        190,900    Shanti Gears Ltd.                           362
        180,800    Shriram Honda Power Equipment,
                    Class B                                  1,002
         45,000    Sri Venkatesa Mills Ltd.                     59
        925,800    State Bank of India                       6,515
         65,100    Sudarshan Chemical Industries Ltd.           75
          1,900    Supreme Industries Ltd.                       9
            992    Tata Engineering & Locomotive
                    Ltd., Class A                                7
        196,017    Tube Investments of India                   188
        455,800    Uttam Steels Ltd., Class A                   63
          2,300    Wartsila Diesel Ltd.                         11
                                                        ----------
                                                           135,947
                                                        ----------
  INDONESIA (1.3%)
        849,504    Daya Guna Samudera                          849
      3,582,841    Gudang Garam                              4,960
         68,600    Gulf Indonesia Resources Ltd.             1,235
      2,473,000    Hanjaya Mandala Sampoerna
                    (Foreign)                                2,244
     12,964,855    Indah Kiat Pulp & Paper Corp.
                    (Foreign)                                3,222
         20,500    Indofood Sukses Makmur (Foreign)              9
      1,695,400    London Sumatra Indonesia                    534
      3,474,500    Matahari Putra Prima (Foreign)              191
        431,500    Tambang Timah                               362
     12,946,800    Telekomunikasi Indonesia                  6,174
        292,995    Telekomunikasi Indonesia ADR              2,875
                                                        ----------
                                                            22,655
                                                        ----------
  ISRAEL (2.9%)
      2,208,000    Bank Hapoalim Ltd. (Registered)           6,047
        277,326    Elbit Systems Ltd.                        3,551
          5,250    First International Bank of
                    Israel, Class 1                            815
          7,680    First International Bank of
                    Israel, Class 5                          5,549
        154,001    Koor Industries Ltd.                     19,163
      4,184,850    Supersol Ltd.                            13,542
        122,100    Supersol Ltd ADR                          1,961
                                                        ----------
                                                            50,628
                                                        ----------
  KOREA (5.6%)
      1,188,360    Daewoo Heavy Industries                   6,092

                                                          VALUE
         SHARES                                           (000)
---------------                                         ----------
  KOREA (CONTINUED)
        191,000    Hankuk Glass Industry Co., Ltd.      $    3,034
          9,432    Hansol Paper Co., Ltd.                       70
        122,638    LG Information & Communication
                    Ltd.                                     4,259
        497,150    Pohang Iron & Steel Co., Ltd.            27,374
         48,820    S1 Corp.                                  6,831
        799,460    Samsung Electronics Co.                  42,138
         17,054    Samsung Electronics Co. GDR (New)
                    (144A)                                     426
          9,486    SK Telecom Co., Ltd.                      5,353
                                                        ----------
                                                            95,577
                                                        ----------
  MALAYSIA (3.4%)
        568,800    AMMB Holdings Bhd                           651
        202,000    Carlsberg Brewery Malaysia Bhd              786
      1,338,000    Commerce Asset Holdings Bhd               1,166
      2,237,200    Genting Bhd                               7,662
      1,922,000    Golden Hope Plantations Bhd               2,422
      1,014,000    IOI Corp. Bhd                               778
      1,204,000    Kuala Lumpur Kepong Bhd                   2,886
      1,352,000    Magnum Corp. Bhd                          1,156
      1,413,600    Malayan Banking Bhd                       5,422
      1,269,000    Malayan United Industries Bhd               276
        491,000    Malaysian International Shipping
                    Corp. Bhd (Foreign)                        942
        156,000    Malaysian Pacific Industries Bhd            457
        385,000    Nestle Bhd                                2,131
        252,000    New Straits Times Press Bhd                 394
        415,000    Perusahaan Otomobil Nasional Bhd            722
      1,502,000    Petronas Gas Bhd                          3,992
        503,000    Rashid Hussain Bhd                          717
        479,000    Resorts World Bhd                         1,056
      2,062,000    RHB Capital Bhd                           1,808
        492,000    R.J. Reynolds Bhd                           903
        498,000    Rothmans of Pall Mall Bhd                 4,161
         21,000    Sime Darby Bhd                               23
      1,825,000    Technology Resources Industries
                    Bhd                                      2,080
      2,039,000    Telekom Malaysia Bhd                      7,039
      3,451,000    Tenaga Nasional Bhd                       8,698
                                                        ----------
                                                            58,328
                                                        ----------
  MEXICO (8.0%)
      1,244,479    Banacci, Class B                          3,162
                                                          VALUE
         SHARES                                           (000)
---------------                                         ----------
        966,103    Banacci, Class L                     $    2,243
      1,414,316    Cemex CPO                                 6,300
        994,727    Cemex CPO ADR                             8,798
      4,795,960    FEMSA, Class B                           34,788
      3,541,394    Kimberly-Clark, Class A                  18,206
        506,260    Televisa CPO GDR (Reg S)                 18,542
        751,070    Telmex, Class L ADR                      42,342
        189,267    TV Azteca ADR                             3,714
                                                        ----------
                                                           138,095
                                                        ----------
  MOROCCO (0.4%)
         82,900    SNI Maroc, Series 'V' (Bearer)            7,018
                                                        ----------
  PAKISTAN (3.7%)
             32    Crescent Textile Mills Ltd.                  --
          3,162    D.G. Khan Cement Ltd.                        --
      6,545,800    Fauji Fertilizer Co., Ltd.               12,170
     10,043,700    Hub Power Co.                            10,690
      1,327,865    Pakistan State Oil Co., Ltd.              7,728
         38,350    Pakistan Telecommunications Corp.
                    GDS                                      2,550
     40,740,600    Pakistan Telecommunications Corp.,
                    Class A                                 27,031
      5,627,702    Sui Northern Gas                          2,982
                                                        ----------
                                                            63,151
                                                        ----------
  PERU (0.0%)
             47    Cementos Lima                                --
                                                        ----------
  PHILIPPINES (1.8%)
     13,409,500    Ayala Corp.                               6,175
      1,723,520    Ayala Land, Inc., Class B                   828
      1,193,270    Manila Electric Co., Class B              3,894
        346,170    Philippine Long Distance Telephone
                    Co.                                      9,611
         26,100    Philippine Long Distance Telephone
                    Co., ADR                                   728
      3,176,360    San Miguel Corp., Class B                 5,517
     18,875,000    SM Prime Holdings, Inc.                   3,676
                                                        ----------
                                                            30,429
                                                        ----------
  POLAND (2.0%)
        229,420    Agros Holding, Class C                    5,352
         38,860    Bank Slaski                               2,815
      1,650,000    BIG Bank Gdanski                          2,319
        194,000    BIG Bank Gdanski GDR                      4,147
         68,000    BRE Bank                                  1,892
        160,560    Debica                                    4,187
         33,400    Eastbridge NV                             2,245
        727,000    Elektrim                                  9,059
      2,085,038    International UNP Holdings Ltd.             323

                                                          VALUE
         SHARES                                           (000)
---------------                                         ----------
  POLAND (CONTINUED)
        483,800    Polifarb Cieszyn-Wroclaw             $    2,019
                                                        ----------
                                                            34,358
                                                        ----------
  RUSSIA (8.3%)
        150,000    AO Tatneft ADR                            3,478
        592,359    Alliance Cellulose Ltd.                   2,358
        600,000    Global Tele-Systems Group, Inc.
                    (Registered)                            28,050
     13,765,000    Irkutskenergo                             2,340
        214,733    Lukoil Holding                            3,766
        128,973    Lukoil Holding ADR                        9,028
      6,523,333    Mosenergo ADR                             7,991
     37,259,635    Mustcom                                  30,408
         17,600    Norilsk Nickel                              105
        317,851    Russian Telecom Development Corp.         1,510
            990    Storyfirst Communications, Inc.,
                    Class C                                  1,416
          2,640    Storyfirst Communications, Inc.,
                    Class D                                  3,775
          3,250    Storyfirst Communications, Inc.,
                    Class E                                  4,648
          1,331    Storyfirst Communications, Inc.,
                    Class F                                  3,807
        406,000    Surgutneftgaz ADR                         3,197
     21,882,643    Svyaz Finance                            19,694
     54,736,000    Unified Energy Systems (2nd Issue)       17,373
                                                        ----------
                                                           142,944
                                                        ----------
  SOUTH AFRICA (6.4%)
        128,400    Amalgamated Banks of South Africa         1,167
        548,200    Barlow Rand Ltd.                          4,464
        194,235    Bidvest Group Ltd.                        2,122
         33,000    Coronation Holdings Ltd.                    649
         90,900    Coronation Holdings Ltd. (New)            1,728
      1,078,300    Ellerine Holdings Ltd.                   10,279
        564,968    Foodcorp Ltd.                             3,545
        842,400    Forbes Group Ltd.                         2,091
      1,608,300    Illovo Sugar Ltd.                         2,747
        212,600    Liberty Life Association of Africa
                    Ltd.                                     7,177
      2,275,975    Malbak Ltd.                               2,124
        319,400    Metropolitan Life Ltd.                    1,281
      2,524,370    NBS Boland Group Ltd.                     6,868
      7,974,500    New Africa Investments Ltd., Class
                    N                                       11,402
      1,903,300    Orion Selections Holdings Ltd.            6,822
                                                          VALUE
         SHARES                                           (000)
---------------                                         ----------
      1,287,000    Orion Selections Ltd.                $    3,450
        354,000    Primedia Ltd., N Shares                   2,327
        636,000    Persetel Holdings Ltd.                    5,197
      4,250,000    Protea Furnishers Ltd.                    3,671
      1,051,800    Rembrandt Group Ltd.                      8,689
        210,800    South African Breweries Ltd.              6,254
      1,281,800    Sasol Ltd.                               10,386
        800,000    Spur Holdings Ltd.                          953
      2,547,400    The Education Investment Corp.,
                    Ltd.                                     4,629
                                                        ----------
                                                           110,022
                                                        ----------
  TAIWAN (4.9%)
      1,604,000    Asustek Computer, Inc.                   36,398
      1,504,000    Cathay Construction Corp.                 1,546
      3,170,759    Compal Electronics                       12,683
      9,838,441    Far Eastern Textile Ltd.                 10,774
      2,096,000    Hon Hai Precision Industry               12,560
        635,000    Kuoyang Construction                      1,516
      2,905,200    Siliconware Precision Industries
                    Co.                                      8,793
                                                        ----------
                                                            84,270
                                                        ----------
  THAILAND (3.1%)
        103,800    Advance Agro PCL (Foreign)                   98
      1,361,850    Advanced Info Service PCL
                    (Foreign)                               10,590
      5,867,100    Bangkok Expressway PCL (Foreign)          5,442
         26,700    Bank of Ayudhya PCL (Foreign)                16
        305,500    BEC World PCL (Foreign)                   1,677
        678,000    Central Pattana PCL (Foreign)               172
        412,900    Delta Electronics PCL (Foreign)           5,477
        567,600    Grammy Entertainment PCL (Foreign)        2,914
        224,000    Lanna Lignite PCL (Foreign)               1,002
        300,000    National Finance & Securities PCL
                    (Foreign)                                  166
      1,926,300    National Petrochemical PCL
                    (Foreign)                                1,934
        794,700    PTT Exploration & Production PCL
                    (Foreign)                                9,007
      1,048,400    Shinawatra Computer Co. PCL
                    (Foreign)                                6,448
         34,400    Siam Cement PCL (Foreign)                    92
      3,798,933    Siam Commercial Bank PCL (Foreign)        5,599
        268,100    Thai Engine Manufacturing PCL
                    (Foreign)                                  613

                                                          VALUE
         SHARES                                           (000)
---------------                                         ----------
      1,534,000    United Communication Industry PCL
                    (Foreign)                           $    1,384
                                                        ----------
                                                            52,631
                                                        ----------
  TURKEY (3.7%)
     47,993,500    Arcelik                                   4,146
     54,812,100    Ege Biracilik                             7,891
     40,512,000    Erciyas Biracilik                         6,582
     98,859,000    Eregli Demir Celik                       12,402
     39,848,000    Vestel Elektronik Sanayi Ve
                    Ticaret A.S.                             3,114
    860,454,710    Yapi Ve Kredi Bankasi A.S.               29,730
                                                        ----------
                                                            63,865
                                                        ----------
  VENEZUELA (0.1%)
      1,783,780    Electricidad de Caracas                   1,683
                                                        ----------
  ZIMBABWE (0.5%)
      3,872,081    Delta Corp. Ltd.                          3,596
        290,800    Meikles Africa Ltd.                         414
      1,495,500    Meikles Africa Ltd. ADR                   1,832
      9,900,000    Trans Zambesi Industries Ltd.
                    (144A)                                   2,299
      3,800,000    Trans Zambesi Industries Ltd.
                    (Registered)                               882
                                                        ----------
                                                             9,023
                                                        ----------
  OTHER (0.2%)
      @ 224,490    Morgan Stanley Africa Investment
                    Fund, Inc.                               3,171
                                                        ----------
TOTAL COMMON STOCKS (Cost $1,459,384)                    1,572,422
                                                        ----------
PREFERRED STOCK (0.0%)
  RUSSIA (0.0%)
         85,000    Norilsk Nickel (Cost $357)                  404
                                                        ----------
    NO. OF
    RIGHTS
---------------
RIGHTS (0.1%)
  BRAZIL (0.1%)
      1,111,637    CRT RFD                                   1,398
                                                        ----------
  INDIA (0.0%)
             30    Philips India Ltd.                           --
                                                        ----------
TOTAL RIGHTS (Cost $1,436)                                   1,398
                                                        ----------
    NO. OF
   WARRANTS
---------------
WARRANTS (0.0%)
  INDONESIA (0.0%)
          8,404    Bank International Indonesia
                    (Foreign), expiring 1/17/00                 --
    NO. OF                                                VALUE
   WARRANTS                                               (000)
---------------                                         ----------

      1,093,112    Indah Kiat Pulp & Paper Corp.
                    (Foreign), expiring 7/11/02         $      139
                                                        ----------
                                                               139
                                                        ----------
  MALAYSIA (0.0%)
        244,500    Commerce Asset Holdings Bhd,
                    expiring 7/11/02                            42
         61,571    Rashid Hussain Bhd, expiring
                    12/31/02                                    27
                                                        ----------
                                                                69
                                                        ----------
  THAILAND (0.0%)
      1,020,633    Siam Commercial Bank PCL                     --
                                                        ----------
TOTAL WARRANTS (Cost $230)                                     208
                                                        ----------

    NO. OF
     UNITS
---------------
UNITS (0.3%)
  RUSSIA (0.3%)
          1,637    Storyfirst Communications, Inc.,
                    First Section, Tranche I, 25.00%,
                    4/30/98                                  2,341
             96    Storyfirst Communications, Inc.,
                    Second Section, Tranche I,
                    25.00%, 4/30/98                            137
            421    Storyfirst Communications, Inc.,
                    Tranche II, 26.00%, 4/30/98                602
            562    Storyfirst Communications, Inc.,
                    Tranche IV, 28.00%, 4/30/98                804
            654    Storyfirst Communications, Inc.,
                    Tranche V, 29.00%, 4/30/98                 936
            550    Storyfirst Communications, Inc.,
                    Tranche VI, 30.00%, 4/30/98                787
                                                        ----------
TOTAL UNITS (Cost $4,675)                                    5,607
                                                        ----------

     FACE
    AMOUNT
     (000)
---------------
CONVERTIBLE DEBENTURES (0.1%)
  INDIA (0.0%)
   INR      336    DCM Shriram Industries Ltd.,
                    7.50%, 2/21/02                             189
                                                        ----------
  SOUTH AFRICA (0.1%)
   ZAR      111    Sasol Ltd. 8.50%, 12/29/49                  857
                                                        ----------
TOTAL CONVERTIBLE DEBENTURES (Cost $1,863)                   1,046
                                                        ----------

     FACE
    AMOUNT                                                VALUE
     (000)                                                (000)
---------------                                         ----------
NON-CONVERTIBLE DEBENTURES (0.1%)
  INDIA (0.1%)
   INR      341    DCM Shriram Industries Ltd.,
                    (Floating Rate), 9.90%, 2/21/02     $      241
            700    Saurashtra Cement & Chemicals
                    Ltd., 18.00%, 11/27/98                   1,502
                                                        ----------
TOTAL NON-CONVERTIBLE DEBENTURES (Cost $2,865)               1,743
                                                        ----------
TOTAL FOREIGN & U.S. SECURITIES (92.0%)
 (Cost $1,470,810)                                       1,582,828
                                                        ----------
SHORT-TERM INVESTMENT (8.3%)
  REPURCHASE AGREEMENT (8.3%)
$       142,748    Chase Securities, Inc. 5.60%,
                    dated 3/31/98, due 4/01/98, to be
                    repurchased at $142,770,
                    collateralized by U.S. Treasury
                    Notes, 5.50%, due 3/31/03, valued
                    at $145,787 (Cost $142,748)            142,748
                                                        ----------
FOREIGN CURRENCY (0.8%)
ARP         4      Argentine Peso                                4
BRL     1,707      Brazilian Real                            1,501
EGP     4,187      Egyptian Pound                            1,229
HKD       423      Hong Kong Dollar                             55
HUF   278,344      Hungarian Forint                          1,305
INR    60,375      Indian Rupee                              1,528
IDR     2,154      Indonesian Rupiah                            --
ILS     6,080      Israeli Shekels                           1,689
MYR     3,395      Malaysian Ringgit                           930
MXP       399      Mexican Peso                                 47
MAD       895      Morrocam Dhiram                              90
PKR    21,199      Pakistan Rupee                              480
PHP        91      Philippine Peso                               2
PLN     3,056      Poland Zloty                                885
ZAR         3      South African Rand                            1
KRW 3,098,602      South Korean Won                          2,237
LKR         2      Sri Lankan Rupee                             --
TWD     6,647      Taiwan Dollar                               202
THB    71,315      Thai Baht                                 1,812
VEB    15,616      Venezuelan Bolivar                           30
ZID        74      Zimbabwe Dollars                              5
                                                        ----------
TOTAL FOREIGN CURRENCY (Cost $14,210)                       14,032
                                                        ----------
                                                          VALUE
                                                          (000)
                                                        ----------

TOTAL INVESTMENTS (101.1%) (Cost $1,627,768)            $1,739,608
                                                        ----------
OTHER ASSETS AND LIABILITIES (-1.1%)
  Other Assets                                             189,151
  Liabilities                                             (208,407)
                                                        ----------
                                                           (19,256)
                                                        ----------
NET ASSETS (100%)                                       $1,720,352
                                                        ----------
                                                        ----------

CLASS A:
-----------------------------------------------------
NET ASSETS
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE                                                 $1,708,726
  Applicable to 121,799,913 outstanding $0.001 par
  value shares (authorized 500,000,000 shares)
                                                            $14.03
                                                        ----------
                                                        ----------

CLASS B:
-----------------------------------------------------
NET ASSETS
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE                                                    $11,626
  Applicable to 828,398 outstanding $0.001 par value
  shares (authorized 500,000,000 shares)
                                                            $14.03
                                                        ----------
                                                        ----------

------------------------------
@   -- Advised by an affiliate
ADR -- American Depositary Receipt
CPO -- Certificate of Participation
GDR -- Global Depositary Receipt
GDS -- Global Depositary Shares
PCL -- Public Company Limited
RFD -- Ranked for Dividend
Floating Rate Security -- Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 1998.